Convertible Preferred Shares - Schedule of Convertible Preferred Shares Activities (Detail) ¥ in Thousands, $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2020 CNY (¥) shares	Jun. 30, 2020 USD ($) shares	Dec. 31, 2019 CNY (¥) shares	Dec. 31, 2019 USD ($) shares	Dec. 31, 2018 CNY (¥) shares	Dec. 31, 2018 USD ($) shares	Dec. 31, 2019 USD ($) shares
Temporary Equity [Line Items]
Stock issued during period, value, new issues | ¥	¥ 697,878
Conversion to ordinary shares upon IPO, value | ¥	3,104,177
Issuance of Series C-1 Preferred Shares, net of issuance costs, Value			¥ 3,104,177		¥ 2,915,358		$ 439,368
Series A Convertible Preferred Stock [Member]
Temporary Equity [Line Items]
Opening Balance	¥ 687,482	$ 102,852	¥ 687,482	$ 102,852	¥ 363,766	$ 53,927
Opening Balance, Shares	30,227,056	30,227,056	30,227,056	30,227,056	21,865,233	21,865,233
Conversion to ordinary shares upon IPO, value	¥ (687,482)	$ (102,852)
Conversion to ordinary shares upon IPO, shares	(30,227,056)	(30,227,056)
Closing Balance	¥ 0	$ 0	¥ 687,482	$ 102,852	¥ 687,482	$ 102,852
Closing Balance, Shares	0	0	30,227,056	30,227,056	30,227,056	30,227,056
Series A Convertible Preferred Stock [Member] | Series A-3 Option [Member]
Temporary Equity [Line Items]
Stock issued during period, value, new issues					¥ 323,716	$ 48,925
Stock issued during period, shares, new issues					8,361,823	8,361,823
Series B Convertible Preferred Stock [Member]
Temporary Equity [Line Items]
Opening Balance	¥ 921,243	$ 139,407	¥ 921,243	$ 139,407	¥ 346,515	$ 52,546
Opening Balance, Shares	30,305,212	30,305,212	30,305,212	30,305,212	15,894,594	15,894,594
Conversion to ordinary shares upon IPO, value	¥ (921,243)	$ (139,407)
Conversion to ordinary shares upon IPO, shares	(30,305,212)	(30,305,212)
Closing Balance	¥ 0	$ 0	¥ 921,243	$ 139,407	¥ 921,243	$ 139,407
Closing Balance, Shares	0	0	30,305,212	30,305,212	30,305,212	30,305,212
Series B Convertible Preferred Stock [Member] | Series-B Option [Member]
Temporary Equity [Line Items]
Stock issued during period, value, new issues					¥ 291,677	$ 44,083
Stock issued during period, shares, new issues					7,394,189	7,394,189
Series B Convertible Preferred Stock [Member] | 2017 Notes [Member]
Temporary Equity [Line Items]
Stock issued during period, value, new issues					¥ 101,906	$ 15,401
Stock issued during period, shares, new issues					2,535,201	2,535,201
Series B Convertible Preferred Stock [Member] | Onshore Convertible Loans [Member]
Temporary Equity [Line Items]
Stock issued during period, value, new issues					¥ 47,407	$ 7,165
Stock issued during period, shares, new issues					1,179,379	1,179,379
Series B Convertible Preferred Stock [Member] | Tranche I of Series B Warrants [Member]
Temporary Equity [Line Items]
Stock issued during period, value, new issues					¥ 133,738	$ 20,212
Stock issued during period, shares, new issues					3,301,849	3,301,849
Series C Convertible Preferred Stock [Member]
Temporary Equity [Line Items]
Opening Balance	¥ 1,306,633	$ 197,478	¥ 1,306,633	$ 197,478
Opening Balance, Shares	31,046,360	31,046,360	31,046,360	31,046,360
Stock issued during period, value, new issues					¥ 1,306,633	$ 197,478
Stock issued during period, shares, new issues					31,046,360	31,046,360
Conversion to ordinary shares upon IPO, value	¥ (1,306,633)	$ (197,478)
Conversion to ordinary shares upon IPO, shares	(31,046,360)	(31,046,360)
Closing Balance	¥ 0	$ 0	¥ 1,306,633	$ 197,478	¥ 1,306,633	$ 197,478
Closing Balance, Shares	0	0	31,046,360	31,046,360	31,046,360	31,046,360
Series C-1 Convertible Preferred Stock [Member]
Temporary Equity [Line Items]
Opening Balance	¥ 188,819	$ 26,914
Opening Balance, Shares	3,857,143	3,857,143
Conversion to ordinary shares upon IPO, value	¥ (188,819)	$ (26,914)
Conversion to ordinary shares upon IPO, shares	(3,857,143)	(3,857,143)
Issuance of Series C-1 Preferred Shares, net of issuance costs, Shares	0	0	3,857,143		0		3,857,143
Issuance of Series C-1 Preferred Shares, net of issuance costs, Value			¥ 188,819				$ 26,726
Closing Balance	¥ 0	$ 0	¥ 188,819	$ 26,914
Closing Balance, Shares	0	0	3,857,143	3,857,143
Series C-1 Convertible Preferred Stock [Member] | Series C -1 [Member]
Temporary Equity [Line Items]
Issuance of Series C-1 Preferred Shares, net of issuance costs, Shares					3,857,143
Issuance of Series C-1 Preferred Shares, net of issuance costs, Value			¥ 183,536				$ 26,160
Adjustment at extinguishment of Series C-1 Preferred Shares			¥ 5,283	$ 754